Schedule of listing expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Listing Expenses
Share issued as consideration		$ 67,641,500
Net assets of SPAC		(590,526)
Revaluation of FPA		24,241,261
Professional fees		1,680,198
Printing, courier, and others		94,891
Listing expenses		$ 93,067,324